Goodwill and Other Intangibles (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 2,367,750	$ 2,367,926	[1]	$ 2,367,750	$ 2,367,750	$ 964,937		$ 2,367,750
Additions		176
Reporting Unit Allocation		(2,367,926)
Amortization				(185)	(164)
Total goodwill and intangible assets	2,370,850	2,371,026		2,370,850	2,371,035	968,037		2,371,199
Goodwill and indefinite-lived intangible assets impairment	0	0		0	0
Ben Custody
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill		594,219				312,442
Ben Insurance
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill		37,942				37,942
Ben Markets
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill		9,885				9,885	$ 9,900
Ben Liquidity
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill		1,725,880				$ 604,668
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Non-compete agreement				0	185			349
Amortization				$ (185)	$ (164)
Amortization Period				2 years	3 years
Insurance license
Acquired Finite-Lived Intangible Assets [Line Items]
Insurance license	$ 3,100	$ 3,100		$ 3,100	$ 3,100			$ 3,100

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.